OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Amortization of right of use asset	$ 3,972	$ 4,341	$ 13,992	$ 16,933
Lease expenses	$ 855		$ 4,913	$ 2,704
Malayan Banking [Member]
Rental payment discount rate	6.40%		6.40%